Divestiture	12 Months Ended
Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestiture

27.	DIVESTITURE
On December 31, 2020 the Company closed an Asset Purchase Agreement with a third-party buyer (the “Buyer”) to transfer its obligation of providing certain services and related assets and liabilities to the Buyer for total consideration of $3.8 million, including $1.8 million of contingent consideration. The Company has received aggregate payments from the Buyer of $3.5 million through December 31, 2021.
The divestiture did not constitute a discontinued operation or the sale of a business.
The Company recognized a gain on disposition of $3.8 million during the year ended December 31, 2020 within general and administrative expenses in the consolidated statement of operations and comprehensive loss. During 2021, the Company reassessed the estimated contingent consideration and recognized a $0.6 million gain from the divestiture.